INFORMATION ON GEOGRAPHIC AREAS AND MAJOR CUSTOMERS (Schedule of Revenues of Major Customers) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues [Member]
Concentration Risk [Line Items]
Percentage	100.00%	100.00%	100.00%
Customer A [Member] | Revenues [Member]
Concentration Risk [Line Items]
Percentage	43.00%	32.00%	0.00%
Customer B [Member] | Revenues [Member]
Concentration Risk [Line Items]
Percentage	3.00%	7.00%	14.00%
Customer C [Member] | Revenues [Member]
Concentration Risk [Line Items]
Percentage	1.00%	4.00%	16.00%
Other Customers [Member] | Minimum [Member]
Concentration Risk [Line Items]
Percentage	3.00%	3.00%	5.00%
Other Customers [Member] | Maximum [Member]
Concentration Risk [Line Items]
Percentage	6.00%	7.00%	9.00%
Other Customers [Member] | Revenues [Member]
Concentration Risk [Line Items]
Percentage	13.00%	15.00%	21.00%